Acquisition of the Oriental VIP Room (Details 1)	12 Months Ended
Dec. 31, 2016 USD ($) shares
Earnout And Incentive Share [Line Items]
Base Earnout Cash Payments June 30, 2014 | $	$ 13,000,000
Base Earnout Cash Payments June 30, 2015 | $	$ 13,000,000
Base Earnout Shares Issued/Earned June 30, 2014	625,000
Base Earnout Shares Issued/Earned June 30, 2015	625,000
Incremental Earnout Shares Issued/Earned First Year - 2014	625,000
Incremental Earnout Shares Issued/Earned First Year - 2015	400,000
VIP Room [Member]
Earnout And Incentive Share [Line Items]
Base Earnout Cash Payments June 30, 2014 | $	$ 13,000,000
Base Earnout Cash Payments June 30, 2015 | $	$ 13,000,000
Base Earnout Shares Issued/Earned June 30, 2014	625,000
Base Earnout Shares Issued/Earned June 30, 2015	625,000
Incremental Earnout Cash Payment June 30, 2014 | $	$ 13,000,000
Incremental Earnout Cash Payment June 30, 2015 | $	$ 1,950,000
Incremental Earnout Shares Issued/Earned First Year - 2014	625,000
Incremental Earnout Shares Issued/Earned First Year - 2015	93,750